Offerings	Dec. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series C Liberty Live Group Common Stock, par value of $0.01 per share, issuable pursuant to the Liberty Live Holdings, Inc. 2025 Omnibus Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	82.93
Maximum Aggregate Offering Price	$ 414,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,263.17
Offering Note	This Registration Statement covers, in addition to the number of shares of Liberty Live Holdings, Inc., a Nevada corporation (the "Registrant"), Series A Liberty Live Group common stock, par value $0.01 per share, and Series C Liberty Live Group common stock, par value $0.01 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Liberty Live Holdings, Inc. 2025 Omnibus Incentive Plan (the "2025 Plan") and the Liberty Live Holdings, Inc. Transitional Stock Adjustment Plan (the "Transitional Plan" and together with the 2025 Plan, the "Plans") as a result of one or more adjustments under the Plans to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee. The Registrant was split off from Liberty Media Corporation ("Liberty Media"), with each outstanding share of Liberty Media's Series A Liberty Live common stock ("LLYVA"), Series B Liberty Live common stock, and Series C Liberty Live common stock ("LLYVK") exchanged for one share of the corresponding series of the Registrant's Liberty Live Group common stock. The offering price per share and the aggregate offering price in the table above are based upon, (i) in the case of the shares of Series C Liberty Live Group common stock issuable pursuant to the 2025 Plan and the restricted stock unit awards granted under the Transitional Plan, the average of the high and low trading prices of LLYVK on December 10, 2025, in accordance with Rule 457(c) of the Securities Act; and (ii) in the case of options granted under the Transitional Plan to acquire 100,000 shares of Series A Liberty Live Group common stock, the weighted-average exercise price of the outstanding options under the Transitional Plan. The registration fee has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series C Liberty Live Group Common Stock, par value of $0.01 per share, issuable pursuant to restricted stock unit awards under the Liberty Live Holdings, Inc. Transitional Stock Adjustment Plan
Amount Registered | shares	92,569
Proposed Maximum Offering Price per Unit	82.93
Maximum Aggregate Offering Price	$ 7,676,747.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,060.16
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Liberty Live Group Common Stock, par value of $0.01 per share, issuable pursuant to options under the Liberty Live Holdings, Inc. Transitional Stock Adjustment Plan
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	78.57
Maximum Aggregate Offering Price	$ 7,857,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,085.05
Offering Note	See Note 1.